American Century Investments®
Quarterly Portfolio Holdings
Select Fund
January 31, 2021

Select - Schedule of Investments
JANUARY 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.4%
Aerospace and Defense — 0.6%
Mercury Systems, Inc.(1)	388,800	27,628,128
Auto Components — 0.5%
Aptiv plc	155,600	20,788,160
Automobiles — 1.9%
Tesla, Inc.(1)	103,100	81,812,943
Beverages — 1.0%
Constellation Brands, Inc., Class A	144,800	30,542,664
Diageo plc	330,500	13,337,254
		43,879,918
Biotechnology — 2.8%
Biogen, Inc.(1)	193,100	54,571,991
Regeneron Pharmaceuticals, Inc.(1)	110,500	55,674,320
Vertex Pharmaceuticals, Inc.(1)	38,500	8,819,580
		119,065,891
Capital Markets — 1.4%
Moody's Corp.	71,100	18,931,086
MSCI, Inc.	101,000	39,925,300
		58,856,386
Chemicals — 0.4%
Sherwin-Williams Co. (The)	25,400	17,571,720
Containers and Packaging — 1.0%
Ball Corp.	500,600	44,062,812
Entertainment — 1.9%
Electronic Arts, Inc.	284,000	40,668,800
Walt Disney Co. (The)(1)	250,700	42,160,219
		82,829,019
Equity Real Estate Investment Trusts (REITs) — 2.5%
American Tower Corp.	208,600	47,427,296
Equinix, Inc.	78,600	58,160,856
		105,588,152
Food and Staples Retailing — 1.1%
Costco Wholesale Corp.	130,200	45,886,386
Health Care Equipment and Supplies — 2.7%
Danaher Corp.	140,000	33,297,600
Penumbra, Inc.(1)	129,300	33,758,937
Stryker Corp.	212,800	47,030,928
		114,087,465
Health Care Providers and Services — 3.9%
UnitedHealth Group, Inc.	497,600	165,989,408
Hotels, Restaurants and Leisure†
Airbnb, Inc., Class A(1)	988	181,427
Industrial Conglomerates — 0.4%
Roper Technologies, Inc.	46,000	18,073,860
Interactive Media and Services — 13.1%
Alphabet, Inc., Class A(1)	90,600	165,558,816
Alphabet, Inc., Class C(1)	123,400	226,530,316
Facebook, Inc., Class A(1)	647,600	167,294,508
		559,383,640

Internet and Direct Marketing Retail — 8.0%
Amazon.com, Inc.(1)	106,300	340,819,060
IT Services — 11.8%
Mastercard, Inc., Class A	630,000	199,262,700
PayPal Holdings, Inc.(1)	926,300	217,041,353
Visa, Inc., Class A	459,900	88,875,675
		505,179,728
Machinery — 0.6%
FANUC Corp.	99,200	26,050,596
Personal Products — 0.6%
Estee Lauder Cos., Inc. (The), Class A	111,100	26,291,815
Pharmaceuticals — 1.6%
Bristol-Myers Squibb Co.	1,109,200	68,138,156
Professional Services — 2.9%
IHS Markit Ltd.	751,000	65,397,080
Verisk Analytics, Inc.	312,100	57,270,350
		122,667,430
Road and Rail — 0.4%
Canadian Pacific Railway Ltd.	54,400	18,277,549
Semiconductors and Semiconductor Equipment — 4.6%
Analog Devices, Inc.	448,700	66,106,971
KLA Corp.	63,100	17,672,417
Maxim Integrated Products, Inc.	812,300	71,246,833
Texas Instruments, Inc.	251,900	41,737,311
		196,763,532
Software — 15.1%
Adobe, Inc.(1)	52,900	24,268,933
Atlassian Corp. plc, Class A(1)	367,400	84,917,162
Crowdstrike Holdings, Inc., Class A(1)	216,300	46,677,540
Microsoft Corp.	1,181,100	273,967,956
salesforce.com, Inc.(1)	509,900	115,013,044
Zendesk, Inc.(1)	461,100	66,509,064
Zscaler, Inc.(1)	184,300	36,804,710
		648,158,409
Specialty Retail — 3.0%
Home Depot, Inc. (The)	167,300	45,308,186
Lowe's Cos., Inc.	336,700	56,178,395
TJX Cos., Inc. (The)	396,900	25,417,476
		126,904,057
Technology Hardware, Storage and Peripherals — 14.1%
Apple, Inc.	4,558,000	601,473,680
Textiles, Apparel and Luxury Goods — 1.5%
NIKE, Inc., Class B	498,200	66,554,538
TOTAL COMMON STOCKS (Cost $1,420,199,041)		4,252,963,865
CONVERTIBLE BONDS — 0.3%
IT Services — 0.3%
Square, Inc., 0.50%, 5/15/23 (Cost $5,246,076)	5,601,000	15,635,737
TEMPORARY CASH INVESTMENTS — 0.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.75%, 5/31/22 - 1/31/25, valued at $2,931,027), in a joint trading account at 0.03%, dated 1/29/21, due 2/1/21 (Delivery value $2,872,427)		2,872,420
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 11/15/46, valued at $4,883,791), at 0.03%, dated 1/29/21, due 2/1/21 (Delivery value $4,788,012)		4,788,000

State Street Institutional U.S. Government Money Market Fund, Premier Class	134,576	134,576
TOTAL TEMPORARY CASH INVESTMENTS (Cost $7,794,996)		7,794,996
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $1,433,240,113)		4,276,394,598
OTHER ASSETS AND LIABILITIES — 0.1%		2,160,582
TOTAL NET ASSETS — 100.0%		$4,278,555,180

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	903,095	USD	712,805	Morgan Stanley	3/31/21	$(6,474)
CAD	507,987	USD	399,801	Morgan Stanley	3/31/21	(2,493)
CAD	536,166	USD	421,996	Morgan Stanley	3/31/21	(2,648)
CAD	751,318	USD	590,715	Morgan Stanley	3/31/21	(3,092)
USD	13,389,113	CAD	17,055,052	Morgan Stanley	3/31/21	49,975
USD	494,148	CAD	632,184	Morgan Stanley	3/31/21	(297)
USD	475,004	CAD	602,426	Morgan Stanley	3/31/21	3,834
USD	664,138	CAD	848,422	Morgan Stanley	3/31/21	567
USD	387,199	CAD	494,278	Morgan Stanley	3/31/21	612
						$39,984

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
USD	-	United States Dollar
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded options contracts are valued at a mean as provided by independent pricing services. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	4,195,298,466	57,665,399	—
Convertible Bonds	—	15,635,737	—
Temporary Cash Investments	134,576	7,660,420	—
	4,195,433,042	80,961,556	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	54,988	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	15,004	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.